Property, Equipment and Software, Net - Additional Information (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Property Equipment And Software [Abstract]
Depreciation expenses	¥ 42,048	¥ 21,068	¥ 13,853